Commitments, contingencies and guarantees - Guarantees (Details)	Sep. 30, 2023 CAD ($)
Disclosure of contingent liabilities [line items]
Letters of credit in addition to the letters of credit covered by the unsecured committed revolving credit facility	$ 75,888,000
Liability for refusal or failure to perform under bid and performance bonds | Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of guarantees	$ 34,323,000